Equities - Schedule of Option Outstanding and Exercisable by Company (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted			0	0	1,825,000	120,000
Exercise price	$ 0	$ 0	$ 0	$ 0	$ 9.41	$ 9.57
First 2020 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		153,500	153,500	153,500
Vesting period		vest in January 2024	vest in January 2023	vest in January 2022
Exercise price	9.41
Exercisable period, start date		Jan. 01, 2024	Jan. 01, 2023	Jan. 01, 2022
Exercisable period, end date		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Weighted remaining contractual life in months		48 months	36 months	24 months
Second 2020 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted			153,500	153,500
Vesting period			vest in January 2024	vest in January 2023
Exercise price	9.41
Exercisable period, start date			Jan. 01, 2024	Jan. 01, 2023
Exercisable period, end date			Dec. 31, 2024	Dec. 31, 2023
Weighted remaining contractual life in months			48 months	36 months
Third 2020 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted				153,500
Vesting period				vest in January 2024
Exercise price	$ 9.41
Exercisable period, start date				Jan. 01, 2024
Exercisable period, end date				Dec. 31, 2024
Weighted remaining contractual life in months				48 months